Portfolio of Investments March 31, 2026
JGH
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 140.3% (98.1% of Total Investments)
ASSET-BACKED SECURITIES - 9.8% (6.8% of Total Investments) –
$ 625,000 (a) AIMCO CLO 18 Ltd, Series 2022 18X, (TSFR3M + 2.850%), Reg
S
7.175% 07/20/37 $ 625,624
625,000 (a),(b),(c) Barings CLO Ltd 2026-I, Series 2026 1A, (TSFR3M + 6.050%) 0.000 04/15/39 627,908
500,000 (b) Cajun Global LLC, Series 2025 2A 5.912 11/20/55 496,399
1,000,000 (b) Cajun Global LLC, Series 2025 2A 8.720 11/20/55 982,358
500,000 (a),(b),(c) Carlyle US CLO 2026-3 Ltd, Series 2026 3A, (TSFR3M +
6.000%)
0.000 04/15/39 501,250
2,520 (b) Chase Auto Owner Trust 2025-2, Series 2025 2A 0.000 02/25/33 397,425
500,000 (a),(b) CIFC Funding 2020-III Ltd, Series 2020 3A, (TSFR3M + 4.800%) 8.468 10/20/38 488,732
500,000 (a),(b) CIFC Funding Ltd, Series 2025 7A, (TSFR3M + 4.750%) 8.452 01/22/39 488,107
2,500,000 (b) Consolidated Communications LLC/Fidium Fiber Finance
Holdco LLC, Series 2025 4A
8.098 12/20/55 2,545,454
1,000,000 (b) DataBank Issuer, Series 2026 1A 6.493 02/25/56 993,378
490,290 (b) Elara Hgv Timeshare Issuer 2025-A LLC, Series 2025 A 6.910 01/25/40 487,636
1,500,000 (b) Flexential Issuer LLC, Series 2025 1A 6.030 10/25/60 1,489,733
250,000 (a),(b) Galaxy 32 CLO Ltd, Series 2023 32A, (TSFR3M + 5.850%) 9.523 01/20/39 243,692
500,000 (a),(b) Goldentree Loan Management US Clo 8 Ltd, Series 2020 8A,
(TSFR3M + 2.900%)
6.568 10/20/34 499,100
1,315,000 (a),(b) Gracie Point International Funding 2025-1 LLC, Series 2025 1A,
(SOFR30A + 2.750%)
6.419 08/15/28 1,316,448
1,000,000 (a),(b) Gracie Point International Funding 2025-1 LLC, Series 2025 1A,
(SOFR30A + 4.500%)
8.169 08/15/28 999,465
500,000 (b) Hertz Vehicle Financing III LLC, Series 2025 6A 8.300 05/25/32 496,036
434,776 (b) Hin Timeshare Trust, Series 2025 B 7.580 05/15/45 437,092
652,164 (b) Hin Timeshare Trust, Series 2025 B 9.410 05/15/45 653,869
700,166 (b),(d) Industrial DPR Funding Ltd, Series 2022 1A 5.380 04/15/34 628,370
500,000 (a),(b) Invesco US CLO 2024-3 Ltd, Series 2024 3A, (TSFR3M +
6.500%)
10.168 07/20/37 482,737
1,000,000 (b) Lmdv Issuer Co LLC, Series 2025 1A 7.880 12/15/55 1,004,320
1,000,000 (b) Lmrk Issuer Co 2 LLC, Series 2025 1A 6.200 09/15/55 1,000,700
900,000 (b) Lmrk Issuer Co 2 LLC, Series 2025 1A 8.120 09/15/55 911,505
1,500,000 (a),(b) Madison Park Funding LI Ltd, Series 2021 51A, (TSFR3M +
2.900%)
6.784 10/19/38 1,487,466
335,000 (a),(b),(c) Magnetite LV Ltd, Series 2026 55A, (TSFR3M + 5.000%) 0.000 04/15/39 332,380
1,500,000 (b) MetroNet Infrastructure Issuer LLC, Series 2026 1A 7.100 04/20/56 1,486,151
500,000 (b) MetroNet Infrastructure Issuer LLC, Series 2025 2A 7.830 08/20/55 507,480
1,000,000 (b) MetroNet Infrastructure Issuer LLC, Series 2025 4A 7.112 12/20/55 992,042
375,000 (a),(b),(c) Neuberger Berman CLO XXII Ltd, Series 2016 22A, (TSFR3M +
6.250%)
0.000 04/17/40 375,938
500,000 (a),(b) Neuberger Berman Loan Advisers CLO 33 Ltd, Series 2019
33A, (TSFR3M + 5.500%)
9.394 04/16/39 497,956
500,000 (a),(b) Neuberger Berman Loan Advisers CLO 47 Ltd, Series 2022
47A, (TSFR3M + 2.800%)
7.005 04/16/35 486,464
1,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 48 Ltd, Series 2022
48A, (TSFR3M + 2.700%)
7.018 04/25/36 968,720
525,000 (b) NMEF Funding 2026-A LLC, Series 2026 A 6.730 02/15/34 520,733
500,000 (a),(b) OCP CLO 2017-14 Ltd, Series 2017 14A, (TSFR3M + 6.550%) 10.434 07/20/37 495,303
250,000 (a),(b) OCP CLO 2018-15 Ltd, Series 2018 15A, (TSFR3M + 2.750%) 6.418 01/20/38 249,479
250,000 (a),(b) OCP CLO 2024-31 Ltd, Series 2026 31A, (TSFR3M + 4.950%) 8.618 04/20/39 247,693
500,000 (a) OHA Credit Funding 10-R Ltd, Series 2021 10RX, (TSFR3M +
4.850%), Reg S
8.518 07/18/38 482,779
999,167 (b) OHS Issuer LLC, Series 2026 1 6.000 02/25/61 979,605
2,000,000 (b) OHS Issuer LLC, Series 2026 1 8.350 02/25/61 1,963,247
500,000 (a),(b) Palmer Square CLO 2025-2 Ltd, Series 2025 2A, (TSFR3M +
5.750%)
9.418 07/20/38 489,582
1,000,000 (b) QTS Issuer ABS II LLC, Series 2026 1A 6.729 01/05/56 989,708
2,000,000 (b) Uniti Fiber Abs Issuer LLC, Series 2025 2A 7.834 01/20/56 2,023,968
1,250,000 (b) UNITK 2026-1A A2, Series 2026 1A 7.653 02/25/56 1,259,702

Portfolio of Investments March 31, 2026
(continued)
JGH

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET-BACKED SECURITIES (continued)
$ 1,000,000 (b) VB-S1 Issuer LLC, Series 2026 1A 6.843% 03/15/56 $ 1,004,221
TOTAL ASSET-BACKED SECURITIES
(Cost $36,777,458) 36,637,955
SHARES DESCRIPTION VALUE
729618 COMMON STOCKS - 0.2% (0.1% of Total Investments) 729618
TELECOMMUNICATION SERVICES - 0.0%
6,134 (e) Altice France Lux 3 102,096
TOTAL TELECOMMUNICATION SERVICES 102,096
TRANSPORTATION - 0.2%
44,791 (e) Grupo Aeromexico SAB de C.V. (ADR) 627,522
TOTAL TRANSPORTATION 627,522
TOTAL COMMON STOCKS
(Cost $945,603) 729,618
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
319851331 CORPORATE BONDS - 85.3% (59.6% of Total Investments) (f) 319851331
AUTOMOBILES & COMPONENTS - 2.3%
3,000,000 (b) Dealer Tire LLC / DT Issuer LLC 8.000 02/01/28 2,917,345
1,370,000 (b) Dornoch Debt Merger Sub Inc 6.625 10/15/29 1,217,694
2,815,000 (b) IHO Verwaltungs GmbH 8.000 11/15/32 2,883,768
500,000 (b) Nemak SAB de CV 3.625 06/28/31 425,684
1,250,000 (b) ZF North America Capital Inc 7.500 03/24/31 1,227,894
TOTAL AUTOMOBILES & COMPONENTS 8,672,385
BANKS - 8.6%
875,000 (b),(g) Access Bank PLC 6.125 09/21/26 870,608
1,400,000 (h),(i) Banco Bilbao Vizcaya Argentaria SA 9.375 N/A 1,512,533
475,000 (b),(i) Banco Davivienda SA 8.125 07/02/35 480,700
400,000 (b),(h),(i) Banco de Credito e Inversiones SA 8.750 N/A 420,452
1,000,000 (b),(h),(i) Banco del Estado de Chile 7.950 N/A 1,052,610
1,975,000 (b),(h),(i) Banco Mercantil del Norte SA/Grand Cayman 8.375 N/A 2,044,125
1,125,000 (b),(h),(i) Banco Mercantil del Norte SA/Grand Cayman 8.750 N/A 1,171,629
3,000,000 (h),(i) Banco Santander SA 9.625 N/A 3,464,019
800,000 (i) Bancolombia SA 8.625 12/24/34 838,908
1,475,000 (h),(i) Barclays PLC 8.000 N/A 1,526,269
1,000,000 (b),(i) BBVA Mexico SA Institucion De Banca Multiple Grupo
Financiero BBVA Mexico/TX
8.450 06/29/38 1,075,325
3,560,000 (b),(h),(i) BNP Paribas SA 7.450 N/A 3,573,472
2,000,000 (a),(h),(j) Fifth Third Bancorp (TSFR3M + 3.295%) 6.994 N/A 1,991,641
1,500,000 (a),(h),(j) First Citizens BancShares Inc/NC (TSFR3M + 4.234%) 7.908 N/A 1,507,979
1,050,000 (b) Grupo Aval Ltd 4.375 02/04/30 981,170
1,500,000 (h),(i) ING Groep NV, Reg S 7.500 N/A 1,533,331
1,500,000 (h),(i) Lloyds Banking Group PLC 8.000 N/A 1,574,340
1,400,000 (h),(i) NatWest Group PLC 8.125 N/A 1,515,538
500,000 (b),(h),(j) NBK Tier 1 Ltd 3.625 N/A 491,186
1,800,000 (b),(h),(i) Societe Generale SA 7.125 N/A 1,730,335
1,000,000 (b),(h),(i) Societe Generale SA 10.000 N/A 1,080,101
1,000,000 (b),(j) Turkiye Garanti Bankasi AS 7.625 04/15/36 975,558
1,000,000 (b),(g),(j) Yapi ve Kredi Bankasi AS 9.250 01/17/34 1,020,485
TOTAL BANKS 32,432,314
CAPITAL GOODS - 3.0%
1,300,000 (b) Alta Equipment Group Inc 9.000 06/01/29 1,152,072
2,500,000 (b) Camelot Return Merger Sub Inc 8.750 08/01/28 1,461,105
2,000,000 (b) Columbus McKinnon Corp/NY 7.125 01/31/33 1,999,080
600,000 (b) Cornerstone Building Brands Inc 9.500 08/15/29 354,842
369,673 (b) CP Atlas Buyer Inc, (cash 7.000%, PIK 5.750%) 12.750 01/15/31 285,336
500,000 (b) IHS Holding Ltd 6.250 11/29/28 495,451
1,250,000 (b),(g) IHS Holding Ltd 8.250 11/29/31 1,282,509
2,750,000 (b),(j) ILFC E-Capital Trust I 6.270 12/21/65 2,334,425
640,000 (b) New Flyer Holdings Inc 9.250 07/01/30 684,058

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS (continued)
$ 925,000 (b) Sisecam UK PLC 8.625% 05/02/32 $ 933,035
500,000 (b) Sisecam UK PLC 8.375 01/23/33 496,202
TOTAL CAPITAL GOODS 11,478,115
COMMERCIAL & PROFESSIONAL SERVICES - 1.9%
3,600,000 (b) Garda World Security Corp 8.375 11/15/32 3,602,444
1,675,000 (b) Neptune Bidco US Inc 9.290 04/15/29 1,679,653
1,750,000 (b) RR Donnelley & Sons Co 9.500 08/01/29 1,771,357
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 7,053,454
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.7%
545,000 (b) Gee Automotive Holdings LLC 7.250 03/01/31 546,669
1,000,000 Kohl's Corp 5.125 05/01/31 752,639
2,000,000 (b) Kohl's Corp 10.000 06/01/30 2,114,844
1,000,000 (b) LBM Acquisition LLC 9.500 06/15/31 870,447
1,040,000 (b) Michaels Cos Inc/The 11.000 03/15/34 968,450
1,525,000 (b) Michaels Cos Inc/The 8.500 03/15/33 1,484,578
1,500,000 (b) Park River Holdings Inc 8.000 03/15/31 1,493,073
1,000,000 (b) PetSmart Inc / PetSmart Finance Corp 10.000 09/15/33 997,703
1,000,000 (b) Staples Inc 10.750 09/01/29 924,819
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 10,153,222
CONSUMER DURABLES & APPAREL - 2.2%
4,427,004 (b) Beach Acquisition Bidco LLC, (cash 10.00%, PIK 10.750%) 10.000 07/15/33 4,714,836
1,500,000 (b) CD&R Smokey Buyer Inc / Radio Systems Corp 9.500 10/15/29 1,275,924
1,500,000 Newell Brands Inc 7.000 04/01/46 1,203,610
1,200,000 (b) S&S Holdings LLC 8.375 10/01/31 1,058,452
TOTAL CONSUMER DURABLES & APPAREL 8,252,822
CONSUMER SERVICES - 1.4%
1,900,000 (b) Fertitta Entertainment LLC / Fertitta Entertainment Finance Co
Inc
6.750 01/15/30 1,774,700
2,000,000 (b) Merlin Entertainments Group US Holdings Inc 7.375 02/15/31 1,669,143
500,000 (b) Motion Bondco DAC 6.625 11/15/27 478,609
1,420,000 (b) Motion Finco Sarl 8.375 02/15/32 1,173,119
TOTAL CONSUMER SERVICES 5,095,571
ENERGY - 14.5%
750,000 (b) Azule Energy Finance Plc 8.125 01/23/30 757,520
475,000 (b) Azule Energy Finance Plc 8.625 01/22/33 477,749
1,665,000 (b) CVR Energy Inc 7.500 02/15/31 1,677,433
1,000,000 (b) Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375 06/30/33 1,008,267
1,500,000 (g) Ecopetrol SA 8.875 01/13/33 1,578,791
1,000,000 (g) Ecopetrol SA 5.875 11/02/51 703,705
280,000 Ecopetrol SA 8.375 01/19/36 283,884
500,000 (g) Ecopetrol SA 7.750 02/01/32 504,932
2,000,000 (j) Enbridge Inc 8.500 01/15/84 2,250,154
2,351,000 (b) Energean Israel Finance Ltd, Reg S 5.875 03/30/31 2,182,309
485,000 (b) Energean Israel Finance Ltd, Reg S 8.500 09/30/33 497,974
1,250,000 (b) Hilcorp Energy I LP / Hilcorp Finance Co 7.250 02/15/35 1,246,143
1,000,000 (b) Indika Energy Tbk PT 8.750 05/07/29 987,847
645,000 (b) Infinity Natural Resources LLC 7.625 04/01/31 648,406
2,000,000 (b) ITT Holdings LLC 6.500 08/01/29 1,944,676
725,000 (b) Kosmos Energy Ltd 8.750 10/01/31 632,345
1,250,000 (b) Leviathan Bond Ltd, Reg S 6.500 06/30/27 1,247,670
500,000 (b) Medco Laurel Tree Pte Ltd 6.950 11/12/28 497,969
1,000,000 (b),(g) Medco Maple Tree Pte Ltd 8.960 04/27/29 1,027,295
1,500,000 (b) Moss Creek Resources Holdings Inc 8.250 09/01/31 1,499,069
2,000,000 (b) PBF Holding Co LLC / PBF Finance Corp 7.875 09/15/30 2,053,824
980,000 Petrobras Global Finance BV 6.900 03/19/49 942,264
600,000 (b) Petroleos del Peru SA 4.750 06/19/32 475,500
950,000 (g) Petroleos MexicanosA1 6.625 06/15/35 885,343
5,871,000 (g) Petroleos Mexicanos 6.700 02/16/32 5,745,832
1,300,000 Petroleos Mexicanos 6.375 01/23/45 1,023,994
3,000,000 (a),(h),(j) Plains All American Pipeline LP (TSFR3M + 4.372%) 8.024 N/A 2,993,009
750,000 (b) Raizen Fuels Finance SA 5.700 01/17/35 410,625

Portfolio of Investments March 31, 2026
(continued)
JGH

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
$ 1,275,000 (b) SIERRACOL EN AND/ARA/DEV 9.000% 11/14/30 $ 1,268,625
3,570,000 (b),(h),(j) Sunoco LP 7.875 N/A 3,645,063
1,500,000 (b) TransMontaigne Partners LLC 8.500 06/15/30 1,516,412
1,000,000 (b) Transocean International Ltd 7.875 10/15/32 1,068,500
1,500,000 (b) Transportadora de Gas del Sur SA 7.750 11/20/35 1,521,330
1,000,000 (b) Venture Global LNG Inc 9.875 02/01/32 1,073,988
6,000,000 (b),(h),(j) Venture Global LNG Inc 9.000 N/A 5,976,277
2,500,000 (b) YPF SA 8.250 01/17/34 2,546,601
TOTAL ENERGY 54,801,325
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.0%
1,000,000 (b) Diversified Healthcare Trust 7.250 10/15/30 1,008,593
2,000,000 MPT Operating Partnership LP / MPT Finance Corp 5.000 10/15/27 1,861,670
1,515,000 (b) MPT Operating Partnership LP / MPT Finance Corp 8.500 02/15/32 1,535,925
1,000,000 (b) Office Properties Income Trust 9.000 03/31/29 1,005,000
2,000,000 (b) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital
LLC
6.500 02/15/29 1,942,477
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 7,353,665
FINANCIAL SERVICES - 7.1%
490,000 (b) Burford Capital Global Finance LLC 8.500 01/15/34 420,773
1,000,000 (b) Compass Group Diversified Holdings LLC 5.250 04/15/29 929,984
4,000,000 (b),(h),(j) Compeer Financial ACA 7.875 N/A 4,080,000
1,500,000 (d) Credit Suisse Group AG 7.500 01/17/72 510,000
EUR 2,000,000 (h),(i) Deutsche Bank AG, Reg S 7.125 N/A 2,355,164
2,085,000 (b) Encore Capital Group Inc 6.625 04/15/31 2,074,575
1,500,000 (b) Freedom Mortgage Holdings LLC 8.375 04/01/32 1,475,541
2,026,000 (j) HA Sustainable Infrastructure Capital Inc 8.000 06/01/56 2,096,468
2,735,000 (j) HA Sustainable Infrastructure Capital Inc 7.125 11/15/56 2,721,951
1,000,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.750 01/15/29 983,152
1,750,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.000 06/15/30 1,641,159
1,230,000 (b) Icahn Enterprises LP / Icahn Enterprises Finance Corp 10.000 11/15/29 1,211,732
500,000 (b) Starwood Property Trust Inc 6.500 10/15/30 507,107
3,030,000 (b),(h),(i) UBS Group AG 9.250 N/A 3,412,504
3,000,000 (b),(g) VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375 02/01/30 2,590,825
TOTAL FINANCIAL SERVICES 27,010,935
FOOD, BEVERAGE & TOBACCO - 2.3%
515,000 (b) Arcor SAIC 7.600 07/31/33 525,032
1,500,000 (b) Fiesta Purchaser Inc 9.625 09/15/32 1,527,706
1,000,000 (b) Grupo Nutresa SA 9.000 05/12/35 1,112,100
1,500,000 (b),(h),(j) Land O' Lakes Inc 8.000 N/A 1,476,972
1,000,000 (b),(h),(j) Land O' Lakes Inc 7.000 N/A 882,500
500,000 (b) Minerva Luxembourg SA 8.875 09/13/33 534,335
2,930,000 (b) Viking Baked Goods Acquisition Corp 8.625 11/01/31 2,899,277
TOTAL FOOD, BEVERAGE & TOBACCO 8,957,922
HEALTH CARE EQUIPMENT & SERVICES - 4.7%
1,000,000 (b) Auna SA / Oncosalud SAC 8.750 11/06/32 1,005,000
1,924,000 (b) CHS/Community Health Systems Inc 10.875 01/15/32 2,064,185
1,900,000 (j) DENTSPLY SIRONA Inc 8.375 09/12/55 1,855,406
1,700,000 (b) National Mentor Holdings Inc 10.500 12/15/30 1,754,701
2,520,000 (b) Prime Healthcare Services Inc 9.375 09/01/29 2,613,240
2,475,453 (b) Radiology Partners Inc, (cash 9.781%, PIK 9.781%) 9.781 02/15/30 2,260,757
2,630,000 (b) Radiology Partners Inc 8.500 07/15/32 2,666,478
1,500,000 (b) Star Parent Inc 9.000 10/01/30 1,554,002
57,515 (b) Team Health Holdings Inc, (cash 9.000%, PIK 4.500%) 9.000 06/30/28 59,528
1,500,000 (b) US Acute Care Solutions LLC 9.750 05/15/29 1,449,073
TOTAL HEALTH CARE EQUIPMENT & SERVICES 17,282,370
INSURANCE - 4.2%
3,625,000 (b) APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC /
APH3 Somerset Inves
7.875 11/01/29 3,277,979
3,250,000 (b),(g) Ardonagh Group Finance Ltd 8.875 02/15/32 3,184,228
1,000,000 (b) Asurion LLC/ Asurion Co-Issuer Inc 8.000 12/31/32 1,037,448
2,000,000 (b) Asurion LLC/ Asurion Co-Issuer Inc 8.375 02/01/34 1,941,725

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE (continued)
$ 417,000 (a),(b) Bonanza RE Ltd (3-Month U.S. Treasury Bill + –%) 3.607% 01/08/27 $ 353,241
2,685,000 (b),(j) Enstar Group Ltd 7.500 04/01/45 2,759,238
420,000 (a),(b) Integrity RE III Ltd ( + 2.500%) 6.010 06/07/29 419,370
250,000 (a),(b) MEADOWS LTD (3-Month U.S. Treasury Bill + 7.500%) 11.362 12/07/29 247,275
500,000 (b) Panther Escrow Issuer LLC 7.125 06/01/31 501,680
1,000,000 (b),(h),(j) SBL Holdings Inc 9.508 N/A 975,103
1,000,000 (b),(h),(j) SBL Holdings Inc 6.500 N/A 825,901
TOTAL INSURANCE 15,523,188
MATERIALS - 3.5%
500,000 (b) Alpek SAB de CV 3.250 02/25/31 419,499
2,300,000 (b) Clydesdale Acquisition Holdings Inc 8.750 04/15/30 2,146,070
1,660,000 (b) Compass Minerals International Inc 8.000 07/01/30 1,717,795
300,000 (b) First Quantum Minerals Ltd 8.625 06/01/31 311,053
300,000 (b) LD Celulose International GmbH 7.950 01/26/32 308,301
2,000,000 (b),(g) Limak Cimento Sanayi ve Ticaret AS 9.750 07/25/29 1,968,158
750,000 (b) Orbia Advance Corp SAB de CV 7.500 05/13/35 714,819
1,500,000 Sasol Financing USA LLC 5.500 03/18/31 1,352,963
925,000 (b),(c) Sasol Financing USA LLC 8.750 04/10/33 919,542
1,000,000 (b) Volcan Cia Minera SAA 8.500 10/28/32 1,013,900
2,000,000 (b) WR Grace Holdings LLC 5.625 08/15/29 1,839,439
TOTAL MATERIALS 12,711,539
MEDIA & ENTERTAINMENT - 4.3%
1,893,540 (b) Advantage Sales & Marketing Inc 9.000 11/15/30 1,405,953
1,715,000 (b) Directv Financing LLC 8.875 02/01/30 1,711,185
1,750,000 (b) Directv Financing LLC / Directv Financing Co-Obligor Inc 10.000 02/15/31 1,786,451
1,250,000 (b) EW Scripps Co/The 9.875 08/15/30 1,213,466
1,500,000 (b) Gray Media Inc 7.250 08/15/33 1,511,506
1,000,000 Grupo Televisa SAB 6.125 01/31/46 709,630
825,000 (b) Neptune Bidco US Inc 10.375 05/15/31 832,432
500,000 (b) Neptune Bidco US Inc 9.500 02/15/33 485,119
1,335,000 (b),(c) OAK-Eagle Acquireco Inc 7.250 07/01/33 1,383,186
335,000 (b),(c) OAK-Eagle Acquireco Inc 8.750 07/01/34 350,709
500,000 (b) Sirius XM Radio LLC 4.125 07/01/30 468,164
3,530,000 (b),(g) Univision Communications Inc 7.375 06/30/30 3,459,117
650,000 (b) Univision Communications Inc 9.375 08/01/32 669,900
TOTAL MEDIA & ENTERTAINMENT 15,986,818
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.8%
2,506,000 (b) 1261229 BC Ltd 10.000 04/15/32 2,565,753
1,250,000 (b) Bausch Health Americas Inc 8.500 01/31/27 1,238,125
508,000 (b) Bausch Health Cos Inc 11.000 09/30/28 518,180
1,200,000 (b) Emergent BioSolutions Inc 3.875 08/15/28 1,012,526
800,000 (b) Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875 05/15/34 658,642
1,000,000 (b) Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125 04/30/31 814,990
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6,808,216
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
1,250,000 Arabian Centres Sukuk IV Ltd, Reg S 8.875 12/04/30 1,244,455
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,244,455
SOFTWARE & SERVICES - 1.7%
1,500,000 (b) Cloud Software Group Inc 8.250 06/30/32 1,422,652
2,000,000 (b) CoreWeave Inc 9.250 06/01/30 1,943,319
2,500,000 (b) McAfee Corp 7.375 02/15/30 2,065,478
500,000 (b) Open Text Corp 3.875 12/01/29 446,827
1,022,875 (b) Rackspace Finance LLC 3.500 05/15/28 506,323
TOTAL SOFTWARE & SERVICES 6,384,599
TELECOMMUNICATION SERVICES - 7.4%
270,579 (b) Altice France Lux 3 / Altice Holdings 1 9.500 11/01/29 273,404
750,000 (b) Altice France Lux 3 / Altice Holdings 1 10.000 01/15/33 681,621
4,226,272 (b) Altice France SA 6.500 04/15/32 4,004,325
665,000 (b),(g) C&W Senior Finance Ltd 9.000 01/15/33 671,756
3,450,000 (b) Connect Holding II LLC 10.500 04/03/31 3,429,018
1,500,000 (b) Iliad Holding SAS 8.500 04/15/31 1,569,469

Portfolio of Investments March 31, 2026
(continued)
JGH

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES (continued)
$ 2,345,000 (b) Level 3 Financing Inc 8.500% 01/15/36 $ 2,446,800
1,300,000 (b),(g) Liberty Costa Rica Senior Secured Finance 10.875 01/15/31 1,368,250
525,000 (b) Millicom International Cellular SA 7.375 04/02/32 531,530
1,526,000 (j) Rogers Communications Inc 7.125 04/15/55 1,561,538
200,000 (b) Sable International Finance Ltd 7.125 10/15/32 197,555
1,500,000 (b) Telesat Canada / Telesat LLC 5.625 12/06/26 1,192,500
1,600,000 (b) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital
LLC
8.625 06/15/32 1,629,577
960,000 (b) Windstream Services LLC 7.500 10/15/33 998,066
1,000,000 (b) Windstream Services LLC / Windstream Escrow Finance Corp 8.250 10/01/31 1,045,157
2,921,891 (b) Zayo Group Holdings Inc 9.250 03/09/30 2,904,769
3,159,470 (b) Zayo Group Holdings Inc 13.750 09/09/30 2,950,882
TOTAL TELECOMMUNICATION SERVICES 27,456,217
TRANSPORTATION - 1.2%
1,000,000 (b) Grupo Aeromexico SAB de CV 8.625 11/15/31 960,000
750,000 (b) Latam Airlines Group SA 7.875 04/15/30 757,500
1,000,000 (b) Transnet/South Africa 8.250 02/06/28 1,034,930
1,475,000 (b),(g) VistaJet Malta Finance PLC / Vista Management Holding Inc 9.500 06/01/28 1,440,997
TOTAL TRANSPORTATION 4,193,427
UTILITIES - 8.2%
600,000 (b),(j) AES Andes SA 8.150 06/10/55 629,817
1,667,000 (j) AES Corp/The 7.600 01/15/55 1,653,527
2,047,000 (b),(j) AltaGas Ltd 7.200 10/15/54 2,075,611
470,375 (b) Continuum Green Energy India Pvt / Co-Issuers 7.500 06/26/33 464,038
500,000 (b) ContourGlobal Power Holdings SA 6.750 02/28/30 505,620
400,000 (b) Empresa de Transmision Electrica SA 5.125 05/02/49 312,136
1,400,000 (b),(g) Eskom Holdings 6.350 08/10/28 1,407,473
2,500,000 (j) EUSHI Finance Inc 7.625 12/15/54 2,580,425
2,800,000 (b) Ferrellgas LP / Ferrellgas Finance Corp 5.875 04/01/29 2,676,794
1,250,000 (b) Long Ridge Energy LLC 8.750 02/15/32 1,311,391
1,500,000 (b),(h),(j) NRG Energy Inc 10.250 N/A 1,618,081
1,000,000 (b) Pampa Energia SA 7.875 12/16/34 1,032,650
3,360,000 (j) PG&E Corp 7.375 03/15/55 3,381,552
1,500,000 (b) Saavi Energia Sarl 8.875 02/10/35 1,574,100
275,000 (b) Trinidad Generation UnLtd 7.750 06/16/33 287,117
529,191 (b) UEP Penonome II SA2020 1 6.500 10/01/38 469,710
4,000,000 (b),(h),(j) Vistra Corp 8.875 N/A 4,312,064
2,000,000 (b) VoltaGrid LLC 7.375 11/01/30 2,065,618
2,500,000 (b) XPLR Infrastructure Operating Partners LP 8.625 03/15/33 2,641,048
TOTAL UTILITIES 30,998,772
TOTAL CORPORATE BONDS
(Cost $322,241,382) 319,851,331
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 4.0% (2.8% of Total Investments) –
850,000 (a) Benchmark 2018-B4 Mortgage Trust, Series 2018 B4 4.513 07/15/51 730,769
1,500,000 (a) Benchmark 2019-B14 Mortgage Trust, Series 2019 B14 3.761 12/15/62 1,066,984
2,100,000 (a),(b) BX Commercial Mortgage Trust 2024-BRBK, Series 2024 BRBK,
(TSFR1M + 5.971%)
9.705 10/15/41 2,100,203
725,000 (a),(b) BX Trust, Series 2025 DELC, (TSFR1M + 3.050%) 6.723 12/15/42 724,487
1,000,000 (a),(b) CIP Commercial Mortgage Trust 2025-SBAY, Series 2025 SBAY,
(TSFR1M + 3.750%)
7.850 10/15/37 999,770
1,800,000 (a),(b) Freddie Mac STACR REMIC Trust 2023-DNA2, Series 2023
DNA2, (SOFR30A + 7.600%)
11.262 04/25/43 2,002,627
1,500,000 (a),(b) Freddie Mac STACR Trust 2019-HQA2, Series 2019 HQA2,
(SOFR30A + 11.364%)
15.436 04/25/49 1,765,197
2,000,000 (a),(b) ILPT Commercial Mortgage Trust 2025-LPF2, Series 2025 LPF2 8.199 07/13/42 2,044,439
1,250,000 (a),(b) MFT Trust 2020-ABC, Series 2020 ABC 3.593 02/10/42 895,088
1,560,000 (a),(b) MTN Commercial Mortgage Trust 2022-LPFL, Series 2022 LPFL,
(TSFR1M + 5.285%)
9.605 03/15/39 1,558,116

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 871,375 (a),(b) Santander Bank Mortgage Credit-Linked Notes, Series 2023
MTG1, (SOFR30A + 4.900%)
9.256% 02/26/52 $ 1,000,451
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $14,910,867) 14,888,131
SHARES DESCRIPTION RATE VALUE
4201860 PREFERRED STOCK - 1.1% (0.8% of Total Investments) 4201860
BANKS - 0.3%
43,200 Wintrust Financial Corp 7.875 1,113,264
TOTAL BANKS 1,113,264
FINANCIAL SERVICES - 0.2%
33,625 Synchrony Financial 8.250 846,678
TOTAL FINANCIAL SERVICES 846,678
INSURANCE - 0.6%
102,091 Enstar Group Ltd 7.000 2,241,918
TOTAL INSURANCE 2,241,918
TOTAL PREFERRED STOCK
(Cost $3,956,117) 4,201,860
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
69460699 SOVEREIGN DEBT - 18.5% (13.0% of Total Investments) 69460699
ANGOLA - 0.6%
1,500,000 (b) Angolan Government International Bond 8.250 05/09/28 1,512,911
900,000 (b) Angolan Government International Bond 8.000 11/26/29 888,572
TOTAL ANGOLA 2,401,483
ARGENTINA - 2.4%
954,000 Argentine Republic Government International Bond 0.750 07/09/30 797,544
6,550,000 Argentine Republic Government International Bond 4.125 07/09/35 4,716,000
3,025,000 Argentine Republic Government International Bond 5.000 01/09/38 2,273,288
2,200,000 Argentine Republic Government International Bond 2.500 07/09/41 1,464,100
TOTAL ARGENTINA 9,250,932
BARBADOS - 0.5%
1,950,000 (b) Barbados Government International Bond 8.000 06/26/35 1,974,531
TOTAL BARBADOS 1,974,531
BENIN - 0.9%
EUR 1,050,000 (b) Benin Government International Bond 4.950 01/22/35 1,064,993
1,475,000 (b) Benin Government International Bond 7.960 02/13/38 1,447,056
925,000 (b) Benin Government International Bond 8.375 01/23/41 911,843
TOTAL BENIN 3,423,892
BRAZIL - 0.3%
1,000,000 (g) Brazilian Government International Bond 7.125 05/13/54 980,690
TOTAL BRAZIL 980,690
COLOMBIA - 1.2%
EUR 1,515,000 Colombia Government International Bond 5.000 09/19/32 1,651,271
1,400,000 Colombia Government International Bond 5.625 02/26/44 1,104,054
700,000 (g) Colombia Government International Bond 8.750 11/14/53 751,065
1,000,000 (g) Colombia Government International Bond 7.750 11/07/36 1,021,950
TOTAL COLOMBIA 4,528,340
COTE D'IVOIRE - 1.0%
750,000 (b) Ivory Coast Government International Bond 6.125 06/15/33 705,593
EUR 1,625,000 (b) Ivory Coast Government International Bond 6.875 10/17/40 1,765,280
1,000,000 (b) Ivory Coast Government International Bond 8.075 04/01/36 1,015,279
TOTAL COTE D'IVOIRE 3,486,152
DOMINICAN REPUBLIC - 0.2%
1,000,000 (b) Dominican Republic International Bond 6.150 05/17/38 945,550
TOTAL DOMINICAN REPUBLIC 945,550

Portfolio of Investments March 31, 2026
(continued)
JGH

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ECUADOR - 1.2%
$ 1,596,475 (b) Ecuador Government International Bond 6.900% 07/31/35 $ 1,405,185
88,000 (b) Ecuador Government International Bond 5.000 07/31/40 68,860
1,150,000 (b) Ecuador Government International Bond 9.250 01/29/39 1,127,000
1,850,000 (b) Ecuador Government International Bond 8.750 01/29/34 1,813,000
TOTAL ECUADOR 4,414,045
EGYPT - 1.4%
1,225,000 (b) Egypt Government International Bond 8.625 02/04/30 1,266,409
2,300,000 (b),(g) Egypt Government International Bond 7.053 01/15/32 2,171,566
2,075,000 (b),(g) Egypt Government International Bond 8.500 01/31/47 1,789,614
TOTAL EGYPT 5,227,589
EL SALVADOR - 0.4%
1,825,000 (b),(g) El Salvador Government International Bond 7.125 01/20/50 1,525,518
TOTAL EL SALVADOR 1,525,518
GHANA - 0.2%
1,125,000 (b) Ghana Government International Bond 5.000 07/03/35 958,137
TOTAL GHANA 958,137
HONDURAS - 0.4%
1,300,000 (b),(g) Honduras Government International Bond 8.625 11/27/34 1,457,027
TOTAL HONDURAS 1,457,027
JORDAN - 0.4%
1,500,000 (b) Jordan Government International Bond 5.750 11/12/32 1,443,593
TOTAL JORDAN 1,443,593
KENYA - 0.3%
1,000,000 (b),(g) Republic of Kenya Government International Bond 9.500 03/05/36 977,391
TOTAL KENYA 977,391
NIGERIA - 1.1%
1,425,000 (b),(g) Nigeria Government International Bond 10.375 12/09/34 1,632,452
1,000,000 (b) Nigeria Government International Bond 8.631 01/13/36 1,041,882
1,425,000 (b),(g) Nigeria Government International Bond 7.875 02/16/32 1,443,066
TOTAL NIGERIA 4,117,400
ROMANIA - 0.5%
EUR 1,050,000 (b) Romanian Government International Bond 2.000 04/14/33 954,419
1,000,000 (b) Romanian Government International Bond 7.500 02/10/37 1,055,698
TOTAL ROMANIA 2,010,117
RWANDA - 0.6%
2,450,000 (b),(g) Rwanda International Government Bond 5.500 08/09/31 2,190,161
TOTAL RWANDA 2,190,161
SENEGAL - 0.5%
2,100,000 (b) Senegal Government International Bond 6.250 05/23/33 1,113,298
1,325,000 (b) Senegal Government International Bond 6.750 03/13/48 670,424
TOTAL SENEGAL 1,783,722
SOUTH AFRICA - 1.1%
1,400,000 Republic of South Africa Government International Bond 5.000 10/12/46 1,007,683
1,475,000 (g) Republic of South Africa Government International Bond 7.300 04/20/52 1,362,211
1,500,000 (b),(g) Republic of South Africa Government International Bond 7.100 11/19/36 1,532,122
TOTAL SOUTH AFRICA 3,902,016
SRI LANKA - 0.5%
2,500,000 (b) Sri Lanka Government International Bond 3.600 06/15/35 1,887,187
TOTAL SRI LANKA 1,887,187
TURKEY - 1.7%
EUR 850,000 Turkiye Government International Bond 5.200 08/17/31 980,652
1,225,000 Turkiye Government International Bond 6.000 01/14/41 1,015,715
1,375,000 Turkiye Government International Bond 4.875 04/16/43 966,218
1,500,000 Turkiye Government International Bond 6.500 09/20/33 1,428,637
2,225,000 (g) Turkiye Government International Bond 7.625 05/15/34 2,263,594
TOTAL TURKEY 6,654,816

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UKRAINE - 0.2%
$ 479,899 (b) Ukraine Government International Bond 4.500% 02/01/29 $ 335,929
617,307 (b) Ukraine Government International Bond 0.000 02/01/35 282,727
131,089 (b) Ukraine Government International Bond 0.000 02/01/36 59,908
TOTAL UKRAINE 678,564
UZBEKISTAN - 0.6%
1,075,000 (b) Republic of Uzbekistan International Bond 5.375 02/20/29 1,060,451
1,150,000 (b) Republic of Uzbekistan International Bond 3.900 10/19/31 1,038,067
TOTAL UZBEKISTAN 2,098,518
ZAMBIA - 0.3%
1,219,678 (b),(g) Zambia Government International Bond 5.750 06/30/33 1,143,328
TOTAL ZAMBIA 1,143,328
TOTAL SOVEREIGN DEBT
(Cost $69,203,451) 69,460,699
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
80435783 VARIABLE RATE SENIOR LOAN INTERESTS - 21.4% (15.0% of Total Investments) 80435783
AUTOMOBILES & COMPONENTS - 0.5%
1,990,000 (a) Clarios Global LP, Term Loan B, (TSFR1M + 2.750%) 6.418 01/28/32 1,987,513
TOTAL AUTOMOBILES & COMPONENTS 1,987,513
CAPITAL GOODS - 1.5%
2,000,000 (a),(c) TK Elevator US Newco Inc, (TBD) TBD TBD 2,005,420
882,039 (a) TransDigm, Inc., Term Loan J, (TSFR1M + 2.500%) 6.168 02/28/31 883,151
2,949,997 (a) Windsor Holdings III, LLC, Term Loan B, (TSFR1M + 2.750%) 6.418 08/01/30 2,912,207
TOTAL CAPITAL GOODS 5,800,778
COMMERCIAL & PROFESSIONAL SERVICES - 2.1%
2,985,000 (a) Allied Universal Holdco LLC, Term Loan B, (TSFR1M + 3.250%) 6.918 08/20/32 2,988,731
1,994,962 (a) Archkey Solutions LLC, Term Loan B, (TSFR3M + 4.000%) 7.700 11/03/31 1,998,713
2,000,000 (a) Dayforce, Inc., Term Loan, (TSFR3M + 3.000%) 6.663 02/04/33 1,897,220
1,275,379 (a) WIN Waste Innovations Holdings, Inc., First Lien Term Loan,
(TSFR1M + 3.250%)
7.032 03/27/28 1,282,157
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 8,166,821
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.3%
1,871,500 (a) Johnstone Supply LLC, Term Loan B, (TSFR1M + 2.250%) 5.918 06/09/31 1,861,852
3,000,000 (a) PetSmart, Inc., Term Loan B, (TSFR1M + 4.000%) 7.675 08/18/32 2,985,750
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 4,847,602
CONSUMER DURABLES & APPAREL - 0.6%
2,367,142 (a) Varsity Brands, Inc., First Lien Term Loan, (TSFR3M + 2.750%) 6.450 08/26/31 2,360,124
TOTAL CONSUMER DURABLES & APPAREL 2,360,124
CONSUMER SERVICES - 0.4%
1,188,000 (a) GBT US III LLC, Term Loan B, (TSFR3M + 2.000%) 5.668 07/28/31 1,166,022
342,172 (a) GVC Holdings (Gibraltar) Limited, Term Loan B6 (2029),
(TSFR3M + 2.250%)
5.951 10/31/29 342,466
TOTAL CONSUMER SERVICES 1,508,488
FINANCIAL SERVICES - 0.2%
492,516 (a) AAL Delaware Holdco, Inc., Term Loan, (TSFR1M + 2.750%) 6.418 07/30/31 492,688
306,460 (a) Tiger Acquisition, LLC, Term Loan B, (TSFR1M + 2.500%) 6.181 08/23/32 307,111
TOTAL FINANCIAL SERVICES 799,799
FOOD, BEVERAGE & TOBACCO - 1.4%
846,905 (a) Pegasus BidCo BV, Repriced Term Loan B, (TSFR3M + 2.750%) 6.403 07/12/29 845,846
3,160,000 (a),(c) Primo Brands Corp, (TBD) TBD TBD 3,168,880
1,380,507 (a) Primo Brands Corp, (TSFR1M + 2.250%) 5.950 03/31/28 1,383,496
TOTAL FOOD, BEVERAGE & TOBACCO 5,398,222
HEALTH CARE EQUIPMENT & SERVICES - 1.7%
1,050,000 (a),(c) Select Medical Corp, (TBD) TBD TBD 1,048,688
1,005,108 (a) Sound Inpatient Physicians, Tranche B Term Loan (Second Out),
(TSFR3M + 2.500%), (cash 7.461%, PIK 1.500%)
4.481 06/28/28 978,005
995,000 (a) Team Health Holdings, Inc., Repriced Term Loan B, (TSFR3M +
4.000%)
7.661 06/30/28 992,901

Portfolio of Investments March 31, 2026
(continued)
JGH

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
$ 2,970,000 (a) Zelis Payments Buyer, Inc., 5th Amendment Term Loan,
(TSFR1M + 3.250%)
6.918% 11/26/31 $ 2,881,271
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,900,865
HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
1,959,079 (a) VC GB Holdings I Corp., First Lien Term Loan, (TSFR3M +
3.500%)
7.461 05/16/28 1,957,297
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,957,297
INSURANCE - 1.8%
1,987,519 (a) Alera Group, Inc., Term Loan B, (TSFR1M + 2.750%) 6.418 05/28/32 1,931,838
4,189,755 (a) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 2.500%) 6.168 06/16/31 4,093,663
608,335 (a) USI, Inc., Term Loan C, (TSFR3M + 2.250%) 5.950 09/27/30 607,431
TOTAL INSURANCE 6,632,932
MATERIALS - 0.8%
945,480 (a) Berlin Packaging LLC, Term Loan B7, (TSFR3M + 3.250%) 6.927 06/09/31 913,702
2,035,188 (a) Nouryon Finance B.V., Term Loan B1, (TSFR6M + 3.250%) 7.036 04/03/28 1,999,572
0 (a) ProAmpac PG Borrower LLC, (TSFR3M + 4.000%) 7.662 09/15/28 0
TOTAL MATERIALS 2,913,274
MEDIA & ENTERTAINMENT - 1.6%
2,985,019 (a) AMC Entertainment Holdings, Inc. , Term Loan, (TSFR1M +
7.000%)
10.675 01/04/29 2,949,199
1,200,000 (a),(c) OAK-Eagle Acquireco Inc, (TBD) TBD TBD 1,194,000
1,220,982 (a) Planet US Buyer LLC, Term Loan B, (TSFR3M + 3.000%) 6.673 02/10/31 1,222,893
994,949 (a) WideOpenWest Finance LLC, Super Senior 2nd Out Term
Loan, (TSFR3M + 3.000%)
6.929 12/11/28 925,437
TOTAL MEDIA & ENTERTAINMENT 6,291,529
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.7%
1,389,883 (a) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M +
2.250%)
5.918 05/05/28 1,396,833
3,112,455 (a) Organon & Co, Term Loan, (TSFR1M + 2.250%) 5.918 05/19/31 2,973,173
1,884,020 (a) Parexel International Corporation, Repriced Term Loan B,
(TSFR1M + 2.750%)
6.418 12/12/31 1,880,092
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6,250,098
SOFTWARE & SERVICES - 2.0%
1,180,519 (a) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%) 6.673 07/30/31 1,097,759
2,468,844 (a) Fortress Intermediate 3, Inc, Term Loan B, (TSFR1M + 3.000%) 6.669 06/27/31 2,453,413
282,853 (a) Javelin Buyer, Inc., 2nd Lien Term Loan, (TSFR3M + 5.000%) 8.673 12/06/32 260,225
2,747,302 (a) Javelin Buyer, Inc., Term Loan, (TSFR3M + 2.750%) 6.417 12/08/31 2,625,404
217,774 (a) Rackspace Finance, LLC, First Lien First Out Term Loan,
(TSFR1M + 6.250%)
10.044 05/15/28 216,957
788,040 (a) UKG Inc., Term Loan B, (TSFR3M + 2.500%) 6.167 02/10/31 754,107
TOTAL SOFTWARE & SERVICES 7,407,865
TELECOMMUNICATION SERVICES - 1.8%
2,000,000 (a) Connect Holding II LLC, Delayed Draw Term Loan, (TSFR1M +
4.250%)
7.926 04/03/31 1,866,750
1,995,000 (a) Digicel International Finance Limited, Term Loan B, (TSFR1M +
5.250%)
8.917 08/09/32 1,997,494
3,048,180 (a) Zayo Group Holdings, Inc., Term Loan, (TSFR1M + 1.750%) 3.641 03/11/30 2,998,479
TOTAL TELECOMMUNICATION SERVICES 6,862,723
TRANSPORTATION - 0.3%
483,844 (a) American Airlines, Inc., Term Loan, (TSFR3M + 2.250%) 5.918 04/20/28 480,215
583,631 (a) Brown Group Holding, LLC, Incremental Term Loan B2,
(TSFR1M + TSFR3M + 2.500%)
6.169 07/01/31 585,274
TOTAL TRANSPORTATION 1,065,489

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 1.2%
$ 3,663,625 (a) Talen Energy Supply, LLC, Incremental Term Loan B, (TSFR3M
+ 2.500%)
6.153% 12/15/31 $ 3,674,689
607,812 (a) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.500%) 6.153 05/17/30 609,675
TOTAL UTILITIES 4,284,364
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $80,991,277) 80,435,783
TOTAL LONG-TERM INVESTMENTS
(Cost $529,026,155) 526,205,377
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.7%(1.9% of Total Investments)
10095638 REPURCHASE AGREEMENTS - 2.7% (1.9% of Total Investments) 10095638
170,638 (k) Fixed Income Clearing Corporation 1.060 04/01/26 170,638
9,925,000 (l) Fixed Income Clearing Corporation 3.600 04/01/26 9,925,000
TOTAL REPURCHASE AGREEMENTS
(Cost $10,095,638) 10,095,638
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,095,638) 10,095,638
TOTAL INVESTMENTS - 143.0%
(Cost $539,121,793 ) 536,301,015
BORROWINGS - (33.3)% (m),(n) (125,000,000)
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (8.7)%(o) (32,504,903)
OTHER ASSETS & LIABILITIES, NET -  (1.0)% (3,728,759)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 375,067,353
EUR Euro
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
SOFR30A 30 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $353,305,513 or 65.9% of Total Investments.
(c) When-issued or delayed delivery security.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(f) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(g) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the fiscal period, investments with a value of $44,406,765 have been pledged as collateral for reverse repurchase agreements.
(h) Perpetual security. Maturity date is not applicable.
(i) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 5.7% of Total Investments.

Portfolio of Investments March 31, 2026
(continued)
JGH

Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(j) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
10.9% of Total Investments.
(k) Agreement with Fixed Income Clearing Corporation, 1.060% dated 3/31/26 to be repurchased at $170,643 on 4/1/26, collateralized by Government Agency Securities, with coupon rate 3.375% and maturity date 11/30/27, valued at $174,118.
(l) Agreement with Fixed Income Clearing Corporation, 3.600% dated 3/31/26 to be repurchased at $9,925,993 on 4/1/26, collateralized by Government Agency Securities, with coupon rate 4.750% and maturity date 2/15/56, valued at $10,123,503.
(m) Borrowings as a percentage of Total Investments is 23.3%.
(n) The Fund may pledge up to 100% of its eligible investment (excluding any investments pledged as collateral to specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(o) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 6.1%.
Forward Foreign Currency Contracts
Currency Purchased
Notional Amount
(Local Currency) Currency Sold
Notional Amount
(Local Currency) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
$ 9,476,555 EUR 8,056,523
Morgan Stanley Capital Services
LLC 4/08/26 $ 161,818
Total         $161,818
Total unrealized appreciation on forward foreign currency contracts         $161,818
Total unrealized depreciation on forward foreign currency contracts         $–
EUR Euro

JGH
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 36,009,585 $ 628,370 $ 36,637,955
Common Stocks 627,522 102,096 – 729,618
Corporate Bonds – 319,341,331 510,000 319,851,331
Mortgage-Backed Securities – 14,888,131 – 14,888,131
Preferred Stock 4,201,860 – – 4,201,860
Sovereign Debt – 69,460,699 – 69,460,699
Variable Rate Senior Loan Interests – 80,435,783 – 80,435,783
Short-Term Investments:
Repurchase Agreements – 10,095,638 – 10,095,638
Investments in Derivatives:
Forward Foreign Currency Contracts* – 161,818 – 161,818
Total $ 4,829,382 $ 530,495,081 $ 1,138,370 $ 536,462,833
* Represents net unrealized appreciation (depreciation).